John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 9/30/19

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Graham Capital Management, L.P.	(Graham)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pacific Investment Management Company LLC	(PIMCO)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 9-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 92.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,593,774	$227,386,927
Capital Appreciation, Class NAV, JHF II (Jennison)	8,702,502	135,062,831
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,756,645	150,400,849
Disciplined Value, Class NAV, JHF III (Boston Partners)	6,719,302	137,880,073
Disciplined Value International, Class NAV, JHIT (Boston Partners)	16,976,012	201,335,506
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	23,428,079	245,526,264
Equity Income, Class NAV, JHF II (T. Rowe Price)	12,309,263	232,521,978
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,890,060	54,535,423
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,392,355	28,660,413
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,651,952	221,339,879
Global Equity, Class NAV, JHF II (MIM US) (B)	5,163,382	61,340,973
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,462,542	38,745,845
Global Thematic Opportunities, Class NAV, JHIT (Pictet) (C)	7,035,232	81,186,582
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	4,520,696	45,523,412
International Growth, Class NAV, JHF III (Wellington)	5,255,134	146,145,281
International Growth Stock, Class NAV, JHF II (Invesco)	588,790	8,154,741
International Small Cap, Class NAV, JHF II (Franklin Templeton)	589,385	10,072,597
International Small Company, Class NAV, JHF II (DFA)	10,364,244	107,166,288
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	30,181,847	279,483,905
Mid Cap Stock, Class NAV, JHF II (Wellington)	7,632,420	164,631,310
Mid Value, Class NAV, JHF II (T. Rowe Price)	12,720,760	187,631,211
Multifactor Emerging Markets ETF, JHETF (DFA)	3,427,573	83,751,375
Multifactor Mid Cap ETF, JHETF (DFA)	988,087	36,381,363
Multifactor Small Cap ETF, JHETF (DFA)	1,034,853	27,061,199
Small Cap Core, Class NAV, JHIT (MIM US) (B)	5,490,880	63,145,119
Small Cap Growth, Class NAV, JHF II (Redwood)	4,235,474	66,412,228
Small Cap Value, Class NAV, JHF II (Wellington)	3,494,714	72,165,850
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)(D)	18,188,586	183,340,951
Value Equity, Class NAV, JHIT (Barrow Hanley)	716,136	8,421,755
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 7.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,898,805	$16,994,309
Diversified Macro, Class NAV, JHIT (Graham) (C)	3,450,022	35,569,725
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	12,282,683	121,230,077
Health Sciences, Class NAV, JHF II (T. Rowe Price)	10,386,036	45,386,975
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	12,066,672	45,370,687
Seaport Long/Short, Class NAV, JHIT (Wellington)	1,272,339	14,301,085

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,065,077,240)		$3,584,264,986
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (E)	100,781	100,781

TOTAL SHORT-TERM INVESTMENTS (Cost $100,781)		$100,781
Total investments (Cost $3,065,178,021) - 100.0%		$3,584,365,767
Other assets and liabilities, net - (0.0%)		(770,552)
TOTAL NET ASSETS - 100.0%		$3,583,595,215
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 9-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.3%
Equity - 74.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	13,435,983	$546,172,695
Capital Appreciation, Class NAV, JHF II (Jennison)	21,149,156	328,234,903
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	38,974,882	459,513,860
Disciplined Value, Class NAV, JHF III (Boston Partners)	16,609,120	340,819,137
Disciplined Value International, Class NAV, JHIT (Boston Partners)	39,578,844	469,405,087
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	44,158,284	462,778,821
Equity Income, Class NAV, JHF II (T. Rowe Price)	28,993,040	547,678,519
Financial Industries, Class NAV, JHIT II (MIM US) (B)	7,932,052	149,677,823
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,842,346	117,911,303
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	8,315,899	395,670,486
Global Equity, Class NAV, JHF II (MIM US) (B)	15,690,448	186,402,526
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,514,752	$140,040,076
Global Thematic Opportunities, Class NAV, JHIT (Pictet) (C)	15,693,558	181,103,655
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	10,531,098	106,048,152
International Growth, Class NAV, JHF III (Wellington)	12,232,690	340,191,099
International Growth Stock, Class NAV, JHF II (Invesco)	1,371,914	19,001,004
International Small Cap, Class NAV, JHF II (Franklin Templeton)	1,346,085	23,004,596
International Small Company, Class NAV, JHF II (DFA)	22,621,894	233,910,389
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	78,405,080	726,031,043
Mid Cap Stock, Class NAV, JHF II (Wellington)	19,246,002	415,136,255
Mid Value, Class NAV, JHF II (T. Rowe Price)	30,844,313	454,953,619
Multifactor Emerging Markets ETF, JHETF (DFA)	8,516,569	208,098,957
Multifactor Mid Cap ETF, JHETF (DFA)	2,201,544	81,060,850
Multifactor Small Cap ETF, JHETF (DFA)	2,652,554	69,363,757
Small Cap Core, Class NAV, JHIT (MIM US) (B)	12,566,494	144,514,679
Small Cap Growth, Class NAV, JHF II (Redwood)	8,664,562	135,860,338
Small Cap Value, Class NAV, JHF II (Wellington)	6,998,290	144,514,679
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)(D)	48,701,606	490,912,188
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,729,516	20,339,103
Fixed income - 16.4%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	6,649,146	65,893,034
Bond, Class NAV, JHSB (MIM US) (B)	24,771,782	403,284,609
Core Bond, Class NAV, JHF II (Wells Capital)	24,827,013	330,447,545
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	24,087,849	225,703,144
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,561,540	104,135,167
High Yield, Class NAV, JHBT (MIM US) (B)	31,182,276	106,331,561
Real Return Bond, Class NAV, JHF II (PIMCO)	995,012	11,183,932
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	11,973,588	113,988,557
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	2,903,474	31,415,594
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	30,349,179	322,611,772
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	3,203,173	35,523,191
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	9,536,747	85,353,883
Diversified Macro, Class NAV, JHIT (Graham) (C)	7,746,345	79,864,819
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	31,000,511	$305,975,042
Health Sciences, Class NAV, JHF II (T. Rowe Price)	21,684,225	94,760,063
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	26,215,232	98,569,274
Seaport Long/Short, Class NAV, JHIT (Wellington)	2,206,178	24,797,440

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,079,430,628)		$10,378,188,226
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Fixed income - 1.7%
Fidelity Inflation Protected Bond Index Fund	18,041,915	183,847,114

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $175,438,692)		$183,847,114
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury Note, 1.625%, 08/15/2029	60,390,000	60,128,153

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $60,566,265)		$60,128,153
SHORT-TERM INVESTMENTS - 0.4%
U.S. Government - 0.4%
U.S. Treasury Bill, 1.985%, 11/07/2019 *	29,869,000	29,816,250
U.S. Treasury Bill, 2.051%, 10/17/2019 *	14,761,000	14,749,295
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (E)	1,189,862	1,189,862

TOTAL SHORT-TERM INVESTMENTS (Cost $45,745,470)		$45,755,407
Total investments (Cost $9,361,181,055) - 100.0%		$10,667,918,900
Other assets and liabilities, net - (0.0%)		(1,820,876)
TOTAL NET ASSETS - 100.0%		$10,666,098,024
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 9-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.8%
Equity - 55.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	9,812,159	$398,864,262
Capital Appreciation, Class NAV, JHF II (Jennison)	15,304,519	237,526,134
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	39,410,393	464,648,534
Disciplined Value, Class NAV, JHF III (Boston Partners)	12,078,047	247,841,533
Disciplined Value International, Class NAV, JHIT (Boston Partners)	27,609,418	327,447,703
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	27,017,024	$283,138,408
Equity Income, Class NAV, JHF II (T. Rowe Price)	21,296,061	402,282,592
Financial Industries, Class NAV, JHIT II (MIM US) (B)	6,527,404	123,172,115
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	11,816,003	141,555,712
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,323,156	300,855,764
Global Equity, Class NAV, JHF II (MIM US) (B)	14,935,912	177,438,633
Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,119,840	135,621,007
Global Thematic Opportunities, Class NAV, JHIT (Pictet) (C)	8,604,476	99,295,654
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	7,353,234	74,047,070
International Growth, Class NAV, JHF III (Wellington)	8,541,580	237,541,341
International Growth Stock, Class NAV, JHF II (Invesco)	957,701	13,264,161
International Small Cap, Class NAV, JHF II (Franklin Templeton)	826,312	14,121,676
International Small Company, Class NAV, JHF II (DFA)	12,979,771	134,210,829
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	51,319,135	475,215,194
Mid Cap Stock, Class NAV, JHF II (Wellington)	12,482,127	269,239,476
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,127,437	296,879,697
Multifactor Emerging Markets ETF, JHETF (DFA)	5,667,874	138,492,234
Multifactor Mid Cap ETF, JHETF (DFA)	1,870,651	68,877,370
Multifactor Small Cap ETF, JHETF (DFA)	1,989,277	52,019,196
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,836,886	90,124,194
Small Cap Growth, Class NAV, JHF II (Redwood)	6,665,989	104,522,705
Small Cap Value, Class NAV, JHF II (Wellington)	5,391,278	111,329,886
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)(D)	45,289,786	456,521,041
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,229,786	14,462,282
Fixed income - 34.0%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	9,248,141	91,649,082
Bond, Class NAV, JHSB (MIM US) (B)	51,850,177	844,120,879
Core Bond, Class NAV, JHF II (Wells Capital)	51,911,337	690,939,902
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	42,769,361	400,748,912
Floating Rate Income, Class NAV, JHF II (Bain Capital)	24,395,119	202,235,536
High Yield, Class NAV, JHBT (MIM US) (B)	59,790,537	203,885,730
Real Return Bond, Class NAV, JHF II (PIMCO)	2,052,249	23,067,281
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	27,364,584	260,510,842
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	6,353,320	$68,742,925
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	69,730,643	741,236,731
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	6,128,872	67,969,195
Alternative and specialty - 5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	10,062,516	90,059,521
Diversified Macro, Class NAV, JHIT (Graham) (C)	5,166,894	53,270,676
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	25,356,594	250,269,585
Health Sciences, Class NAV, JHF II (T. Rowe Price)	15,660,425	68,436,058
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	17,920,594	67,381,434
Seaport Long/Short, Class NAV, JHIT (Wellington)	2,263,542	25,442,210

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,955,204,234)		$10,040,522,902
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 0.0%
Fidelity International Index Fund	79,699	3,266,881
Fixed income - 3.3%
Fidelity Inflation Protected Bond Index Fund	33,855,634	344,988,907

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $332,371,062)		$348,255,788
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury Note, 1.625%, 08/15/2029	108,020,000	107,551,632

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $108,338,157)		$107,551,632
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.907%, 12/12/2019 *	3,762,000	3,748,598
U.S. Treasury Bill, 1.930%, 11/21/2019 *	32,913,000	32,829,188
U.S. Treasury Bill, 1.985%, 11/07/2019 *	48,999,000	48,912,465
U.S. Treasury Bill, 2.051%, 10/17/2019 *	11,636,000	11,626,773
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (E)	1,703,567	1,703,567

TOTAL SHORT-TERM INVESTMENTS (Cost $98,798,657)		$98,820,591
Total investments (Cost $9,494,712,110) - 100.0%		$10,595,150,913
Other assets and liabilities, net - (0.0%)		(2,199,491)
TOTAL NET ASSETS - 100.0%		$10,592,951,422
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 9-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.9%
Equity - 36.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,797,988	$73,088,224
Capital Appreciation, Class NAV, JHF II (Jennison)	2,819,438	43,757,676
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,370,122	134,053,738
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,278,660	46,758,098
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,591,522	54,455,453
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,856,806	29,939,330
Equity Income, Class NAV, JHF II (T. Rowe Price)	4,121,968	77,863,976
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	3,183,321	38,136,191
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,403,372	66,772,462
Global Equity, Class NAV, JHF II (MIM US) (B)	4,584,837	54,467,863
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,655,652	40,906,743
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	1,274,192	12,831,112
International Growth, Class NAV, JHF III (Wellington)	1,469,024	40,853,562
International Growth Stock, Class NAV, JHF II (Invesco)	163,750	2,267,943
International Small Cap, Class NAV, JHF II (Franklin Templeton)	138,535	2,367,570
International Small Company, Class NAV, JHF II (DFA)	2,319,390	23,982,489
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,735,973	108,675,114
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,414,763	52,086,439
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,978,891	58,688,637
Multifactor Emerging Markets ETF, JHETF (DFA)	1,244,456	30,407,785
Small Cap Growth, Class NAV, JHF II (Redwood)	1,464,586	22,964,706
Small Cap Value, Class NAV, JHF II (Wellington)	1,277,067	26,371,431
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)(D)	8,784,321	88,545,957
Value Equity, Class NAV, JHIT (Barrow Hanley)	180,453	2,122,125
Fixed income - 51.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	5,831,534	57,790,503
Bond, Class NAV, JHSB (MIM US) (B)	22,046,532	358,917,548
Core Bond, Class NAV, JHF II (Wells Capital)	30,441,831	405,180,771
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,248,715	152,250,460
Floating Rate Income, Class NAV, JHF II (Bain Capital)	10,707,625	88,766,212
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	23,040,613	$78,568,489
Real Return Bond, Class NAV, JHF II (PIMCO)	841,345	9,456,720
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,627,868	46,232,402
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	9,732,115	92,649,734
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	2,250,239	24,347,581
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	24,789,788	263,515,445
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	2,362,341	26,198,361
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	3,784,370	33,870,113
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	5,837,428	57,615,410
Infrastructure, Class NAV, JHIT (Wellington) (F)	1,169,973	15,431,941
Seaport Long/Short, Class NAV, JHIT (Wellington)	738,244	8,297,867

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,618,519,794)		$2,851,454,181
UNAFFILIATED INVESTMENT COMPANIES - 5.5%
Equity - 0.5%
Fidelity International Index Fund	391,814	16,060,469
Fixed income - 5.0%
Fidelity Inflation Protected Bond Index Fund	15,202,470	154,913,166

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $163,393,793)		$170,973,635
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury Note, 1.625%, 08/15/2029	24,520,000	24,413,683

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $24,592,801)		$24,413,683
SHORT-TERM INVESTMENTS - 1.8%
U.S. Government - 1.8%
U.S. Treasury Bill, 1.907%, 12/12/2019 *	22,465,500	22,385,467
U.S. Treasury Bill, 1.930%, 11/21/2019 *	8,135,000	8,114,285
U.S. Treasury Bill, 1.985%, 11/07/2019 *	22,470,000	22,430,317
U.S. Treasury Bill, 2.051%, 10/17/2019 *	1,812,000	1,810,563
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (E)	154,013	154,013

TOTAL SHORT-TERM INVESTMENTS (Cost $54,881,094)		$54,894,645
Total investments (Cost $2,861,387,482) - 100.0%		$3,101,736,144
Other assets and liabilities, net - (0.0%)		(685,277)
TOTAL NET ASSETS - 100.0%		$3,101,050,867
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 9-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.4%
Equity - 15.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	245,177	$9,966,456
Capital Appreciation, Class NAV, JHF II (Jennison)	442,854	6,873,087
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,876,813	69,287,628
Disciplined Value, Class NAV, JHF III (Boston Partners)	486,747	9,988,054
Disciplined Value International, Class NAV, JHIT (Boston Partners)	804,729	9,544,088
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,426,611	14,950,884
Equity Income, Class NAV, JHF II (T. Rowe Price)	823,739	15,560,438
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,629,595	19,522,543
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	212,544	10,112,845
Global Equity, Class NAV, JHF II (MIM US) (B)	2,238,217	26,590,015
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,693,386	18,948,986
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	419,909	4,228,484
International Growth, Class NAV, JHF III (Wellington)	483,588	13,448,596
International Growth Stock, Class NAV, JHF II (Invesco)	52,562	727,981
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,540,419	60,564,275
Mid Cap Stock, Class NAV, JHF II (Wellington)	778,801	16,798,746
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,300,913	19,188,470
Multifactor Emerging Markets ETF, JHETF (DFA)	160,320	3,917,355
Small Cap Growth, Class NAV, JHF II (Redwood)	459,149	7,199,463
Small Cap Value, Class NAV, JHF II (Wellington)	523,080	10,801,594
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)(D)	3,259,995	32,860,747
Value Equity, Class NAV, JHIT (Barrow Hanley)	33,923	398,929
Fixed income - 67.4%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	4,821,210	47,778,188
Bond, Class NAV, JHSB (MIM US) (B)	24,701,935	402,147,499
Core Bond, Class NAV, JHF II (Wells Capital)	33,813,367	450,055,921
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	14,236,607	133,397,010
Floating Rate Income, Class NAV, JHF II (Bain Capital)	11,023,677	91,386,285
High Yield, Class NAV, JHBT (MIM US) (B)	18,393,659	62,722,379
Real Return Bond, Class NAV, JHF II (PIMCO)	933,964	10,497,757
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,782,819	47,780,360
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	8,938,769	$85,097,083
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	1,974,896	21,368,374
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,876,864	243,181,065
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	1,884,383	20,897,804
Alternative and specialty - 5.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	4,238,023	37,930,310
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	4,090,880	40,376,986
Infrastructure, Class NAV, JHIT (Wellington) (F)	3,160,522	41,687,288
Seaport Long/Short, Class NAV, JHIT (Wellington)	340,666	3,829,084

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,009,880,244)		$2,121,613,057
UNAFFILIATED INVESTMENT COMPANIES - 7.3%
Equity - 0.4%
Fidelity International Index Fund	222,227	9,109,074
Fixed income - 6.9%
Fidelity Inflation Protected Bond Index Fund	16,326,741	166,369,492

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $167,595,094)		$175,478,566
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%
U.S. Government - 1.5%
U.S. Treasury Note, 1.625%, 08/15/2029	36,240,000	36,082,866

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,347,799)		$36,082,866
SHORT-TERM INVESTMENTS - 2.8%
U.S. Government - 2.8%
U.S. Treasury Bill, 1.652%, 10/17/2019 *	495,000	494,607
U.S. Treasury Bill, 1.907%, 12/12/2019 *	31,301,800	31,190,287
U.S. Treasury Bill, 1.985%, 11/07/2019 *	32,735,000	32,677,188
U.S. Treasury Bill, 2.051%, 10/17/2019 *	1,210,000	1,209,041
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8787% (E)	142,514	142,514

TOTAL SHORT-TERM INVESTMENTS (Cost $65,696,679)		$65,713,637
Total investments (Cost $2,279,519,816) - 100.0%		$2,398,888,126
Other assets and liabilities, net - 0.0%		558,514
TOTAL NET ASSETS - 100.0%		$2,399,446,640
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Formerly known as U.S. Strategic Equity Allocation Fund.
(E)	The rate shown is the annualized seven-day yield as of 9-30-19.
(F)	Formerly known as Enduring Assets Fund.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in underlying affiliated funds and other open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,584,264,986	$3,584,264,986	—	—
Short-term investments	100,781	100,781	—	—
Total investments in securities	$3,584,365,767	$3,584,365,767	—	—

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$10,378,188,226	$10,378,188,226	—	—
Unaffiliated investment companies	183,847,114	183,847,114	—	—
U.S. Government and Agency obligations	60,128,153	—	$60,128,153	—
Short-term investments	45,755,407	1,189,862	44,565,545	—
Total investments in securities	$10,667,918,900	$10,563,225,202	$104,693,698	—

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$10,040,522,902	$10,040,522,902	—	—
Unaffiliated investment companies	348,255,788	348,255,788	—	—
U.S. Government and Agency obligations	107,551,632	—	$107,551,632	—
Short-term investments	98,820,591	1,703,567	97,117,024	—
Total investments in securities	$10,595,150,913	$10,390,482,257	$204,668,656	—

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,851,454,181	$2,851,454,181	—	—
Unaffiliated investment companies	170,973,635	170,973,635	—	—
U.S. Government and Agency obligations	24,413,683	—	$24,413,683	—
Short-term investments	54,894,645	154,013	54,740,632	—
Total investments in securities	$3,101,736,144	$3,022,581,829	$79,154,315	—

8	|

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,121,613,057	$2,121,613,057	—	—
Unaffiliated investment companies	175,478,566	175,478,566	—	—
U.S. Government and Agency obligations	36,082,866	—	$36,082,866	—
Short-term investments	65,713,637	142,514	65,571,123	—
Total investments in securities	$2,398,888,126	$2,297,234,137	$101,653,989	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	2,443,805	—	(545,000)	1,898,805	—	—	$66,558	$(666,197)	$16,994,309
Blue Chip Growth	6,290,949	439,790	(1,136,965)	5,593,774	—	—	(3,747,915)	43,253,725	227,386,927
Capital Appreciation	9,834,142	687,721	(1,819,361)	8,702,502	—	—	(2,213,641)	25,456,058	135,062,831
Capital Appreciation Value	14,137,720	115,239	(1,496,314)	12,756,645	—	—	838,356	23,876,869	150,400,849
Disciplined Value	7,584,242	96,902	(961,842)	6,719,302	—	—	870,503	18,190,363	137,880,073
Disciplined Value International	8,006,002	9,899,351	(929,341)	16,976,012	—	—	(1,510,350)	5,934,352	201,335,506
Diversified Macro	—	3,786,533	(336,511)	3,450,022	—	—	17,276	1,069,507	35,569,725
Diversified Real Assets	13,007,555	422,270	(1,147,142)	12,282,683	—	—	(1,035,028)	15,628,046	121,230,077
Emerging Markets	15,056,809	—	(15,056,809)	—	—	—	54,544,440	(44,423,486)	—
Emerging Markets Equity	15,737,620	10,983,239	(3,292,780)	23,428,079	—	—	(2,138,310)	19,597,691	245,526,264
Equity Income	10,845,980	2,129,998	(666,715)	12,309,263	$3,615,649	—	244,501	29,773,040	232,521,978
Financial Industries	3,603,404	—	(713,344)	2,890,060	—	—	1,748,584	9,106,228	54,535,423
Fundamental Global Franchise	2,843,648	13,517	(464,810)	2,392,355	—	—	612,393	5,515,507	28,660,413
Fundamental Large Cap Core	3,976,340	1,206,132	(530,520)	4,651,952	—	—	(1,028,199)	36,132,432	221,339,879
Global Equity	5,896,826	30,138	(763,582)	5,163,382	—	—	410,172	11,674,386	61,340,973
Global Focused Strategies	3,292,526	—	(3,292,526)	—	—	—	(836,363)	2,473,132	—
Global Shareholder Yield	3,602,773	93,326	(233,557)	3,462,542	1,037,371	—	71,848	3,862,319	38,745,845
|	9

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Thematic Opportunities	1,068,000	6,553,558	(586,326)	7,035,232	—	—	$148,397	$8,858,228	$81,186,582
Greater China Opportunities	455,796	—	(455,796)	—	—	—	(43,427)	1,027,868	—
Health Sciences	10,870,928	347,156	(832,048)	10,386,036	—	—	(302,026)	4,045,388	45,386,975
International Dynamic Growth	—	4,809,455	(288,759)	4,520,696	—	—	(17,144)	261,841	45,523,412
International Growth	5,997,334	58,236	(800,436)	5,255,134	—	—	784,837	23,388,502	146,145,281
International Growth Stock	5,820,605	—	(5,231,815)	588,790	—	—	14,661,827	(4,029,290)	8,154,741
International Small Cap	4,346,164	—	(3,756,779)	589,385	—	—	16,554,891	(9,340,724)	10,072,597
International Small Company	7,342,885	3,630,626	(609,267)	10,364,244	—	—	(226,529)	7,407,272	107,166,288
International Strategic Equity Allocation	32,200,543	126,941	(2,145,637)	30,181,847	—	—	(1,813,492)	32,171,912	279,483,905
International Value	8,202,370	—	(8,202,370)	—	—	—	25,369,509	(15,330,305)	—
Mid Cap Stock	9,256,360	61,140	(1,685,080)	7,632,420	—	—	4,612,691	33,294,248	164,631,310
Mid Value	14,255,846	95,066	(1,630,152)	12,720,760	—	—	(2,752,827)	22,973,522	187,631,211
Multifactor Emerging Markets ETF	—	3,568,132	(140,559)	3,427,573	$596,948	—	(76,177)	(1,817,179)	83,751,375
Multifactor Mid Cap ETF	—	1,011,493	(23,406)	988,087	54,063	—	27,561	336,119	36,381,363
Multifactor Small Cap ETF	—	1,035,587	(734)	1,034,853	56,281	—	(286)	(262,856)	27,061,199
New Opportunities	1,500,442	—	(1,500,442)	—	—	—	8,522,813	(3,462,836)	—
Science & Technology	11,052,297	3,334,455	(2,320,080)	12,066,672	—	—	(5,411,438)	12,794,169	45,370,687
Seaport Long/Short	1,318,884	69,949	(116,494)	1,272,339	—	—	61,956	957,825	14,301,085
Small Cap Core	3,129,305	3,021,695	(660,120)	5,490,880	—	—	(1,122,272)	7,092,900	63,145,119
Small Cap Growth	2,164,107	2,380,138	(308,771)	4,235,474	—	—	(445,663)	1,370,364	66,412,228
Small Cap Stock	4,228,400	—	(4,228,400)	—	—	—	7,396,912	(620,516)	—
Small Cap Value	2,451,279	1,731,991	(688,556)	3,494,714	—	—	(234,229)	8,890,370	72,165,850
Small Company Value	1,215,772	—	(1,215,772)	—	—	—	6,398,560	(2,699,708)	—
Technical Opportunities	7,998,614	7,009	(8,005,623)	—	18,854	—	(5,215,602)	8,321,666	—
U.S. Sector Rotation	24,419,231	4,161,110	(10,391,755)	18,188,586	—	—	(790,374)	41,620,274	183,340,951
Value Equity	7,743,112	—	(7,026,976)	716,136	—	—	8,027,261	2,420,038	8,421,755
					$5,379,166	—	$121,030,554	$386,123,064	$3,584,264,986
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	14,067,176	—	(4,530,429)	9,536,747	—	—	$(689,987)	$(2,591,821)	$85,353,883
10	|

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Asia Pacific Total Return Bond	6,435,125	694,697	(480,676)	6,649,146	—	—	$(133,896)	$4,041,940	$65,893,034
Blue Chip Growth	15,122,735	598,455	(2,285,207)	13,435,983	—	—	(7,997,917)	102,749,258	546,172,695
Bond	18,594,562	9,365,671	(3,188,451)	24,771,782	$10,415,084	—	287,683	25,644,344	403,284,609
Capital Appreciation	24,494,129	1,182,234	(4,527,207)	21,149,156	—	—	(8,278,361)	66,034,087	328,234,903
Capital Appreciation Value	44,281,376	176,991	(5,483,485)	38,974,882	—	—	6,555,876	70,374,980	459,513,860
Core Bond	7,409,415	20,600,238	(3,182,640)	24,827,013	5,585,841	—	379,971	16,958,031	330,447,545
Disciplined Value	18,738,660	176,117	(2,305,657)	16,609,120	—	—	2,325,712	45,156,962	340,819,137
Disciplined Value International	21,935,822	19,690,435	(2,047,413)	39,578,844	—	—	(3,415,214)	16,451,114	469,405,087
Diversified Macro	—	8,411,924	(665,579)	7,746,345	—	—	101,968	2,400,082	79,864,819
Diversified Real Assets	33,439,407	562,158	(3,001,054)	31,000,511	—	—	(2,593,598)	40,103,214	305,975,042
Emerging Markets	28,984,249	—	(28,984,249)	—	—	—	149,827,729	(130,401,974)	—
Emerging Markets Debt	24,073,433	2,020,927	(2,006,511)	24,087,849	8,631,292	—	(977,814)	16,528,911	225,703,144
Emerging Markets Equity	30,904,861	14,736,418	(1,482,995)	44,158,284	—	—	(2,031,036)	37,643,457	462,778,821
Equity Income	26,641,038	5,032,709	(2,680,707)	28,993,040	8,625,985	—	1,848,859	71,504,616	547,678,519
Financial Industries	9,294,021	—	(1,361,969)	7,932,052	—	—	3,306,540	25,203,125	149,677,823
Floating Rate Income	16,307,103	562,745	(4,308,308)	12,561,540	4,674,525	—	90,592	3,926,329	104,135,167
Fundamental Global Franchise	10,113,777	—	(271,431)	9,842,346	—	—	225,973	22,278,279	117,911,303
Fundamental Large Cap Core	8,504,934	1,344,270	(1,533,305)	8,315,899	—	—	(2,270,593)	74,492,989	395,670,486
Global Bond	2,414,053	—	(2,414,053)	—	—	—	4,816,706	(4,266,443)	—
Global Equity	18,429,444	5,733	(2,744,729)	15,690,448	—	—	1,276,125	36,079,088	186,402,526
Global Shareholder Yield	13,392,352	340,061	(1,217,661)	12,514,752	3,779,931	—	1,116,197	13,532,410	140,040,076
Global Short Duration Credit	5,884,576	328,138	(6,212,714)	—	585,449	—	(2,681,120)	4,560,768	—
Global Thematic Opportunities	2,605,000	14,688,531	(1,599,973)	15,693,558	—	—	431,929	21,237,593	181,103,655
Health Sciences	22,681,424	1,803,098	(2,800,297)	21,684,225	—	—	(1,225,416)	9,228,369	94,760,063
High Yield (MIM US)	14,431,890	20,184,853	(3,434,467)	31,182,276	3,969,326	—	(1,622,928)	5,070,047	106,331,561
High Yield (WAMCO)	3,196,234	19,065	(3,215,299)	—	148,326	—	6,724,381	(5,070,319)	—
International Dynamic Growth	—	11,084,292	(553,194)	10,531,098	—	—	105,223	624,750	106,048,152
International Growth	14,070,800	17,968	(1,856,078)	12,232,690	—	—	2,753,276	54,254,916	340,191,099
|	11

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Growth Stock	15,882,919	—	(14,511,005)	1,371,914	—	—	$34,469,691	$(8,130,777)	$19,001,004
International Small Cap	10,245,044	—	(8,898,959)	1,346,085	—	—	24,718,153	(7,198,069)	23,004,596
International Small Company	16,939,826	6,890,164	(1,208,096)	22,621,894	—	—	(539,104)	17,140,790	233,910,389
International Strategic Equity Allocation	84,176,717	476,768	(6,248,405)	78,405,080	—	—	(5,888,461)	84,713,841	726,031,043
International Value	19,157,665	—	(19,157,665)	—	—	—	56,384,511	(33,037,031)	—
Mid Cap Stock	21,849,716	401,816	(3,005,530)	19,246,002	—	—	10,677,657	80,246,788	415,136,255
Mid Value	34,027,854	209,677	(3,393,218)	30,844,313	—	—	(5,315,721)	54,168,695	454,953,619
Multi-Asset Absolute Return	3,100,012	—	(3,100,012)	—	—	—	1,279,711	—	—
Multifactor Emerging Markets ETF	—	8,516,595	(26)	8,516,569	$1,419,176	—	(17)	(4,740,252)	208,098,957
Multifactor Mid Cap ETF	—	2,231,109	(29,565)	2,201,544	66,682	—	31,649	34,199	81,060,850
Multifactor Small Cap ETF	—	2,655,026	(2,472)	2,652,554	153,677	—	(800)	(940,274)	69,363,757
New Opportunities	3,441,169	—	(3,441,169)	—	—	—	11,798,912	(144,821)	—
Real Return Bond	16,867,209	1,223,967	(17,096,164)	995,012	—	—	(2,689,114)	8,529,089	11,183,932
Science & Technology	25,196,189	6,069,006	(5,049,963)	26,215,232	—	—	(13,123,140)	30,099,321	98,569,274
Seaport Long/Short	2,323,037	10,757	(127,616)	2,206,178	—	—	149,140	1,643,833	24,797,440
Short Duration Credit Opportunities	11,649,542	2,182,485	(1,858,439)	11,973,588	3,548,838	—	(1,010,982)	5,207,909	113,988,557
Short Term Government Income	2,794,809	10,616	(2,805,425)	—	98,728	—	(267,553)	342,696	—
Small Cap Core	7,161,568	6,898,471	(1,493,545)	12,566,494	—	—	(2,268,503)	16,105,983	144,514,679
Small Cap Growth	4,402,783	5,100,586	(838,807)	8,664,562	—	—	(1,157,067)	3,162,478	135,860,338
Small Cap Stock	8,471,097	—	(8,471,097)	—	—	—	11,772,316	1,759,733	—
Small Cap Value	5,042,758	3,238,574	(1,283,042)	6,998,290	—	—	(826,657)	18,096,569	144,514,679
Small Company Value	2,526,673	—	(2,526,673)	—	—	—	11,916,074	(4,185,091)	—
Spectrum Income	12,684,217	72,427	(9,853,170)	2,903,474	751,625	—	2,981,039	1,849,172	31,415,594
Strategic Income Opportunities	23,131,736	10,905,920	(3,688,477)	30,349,179	7,219,353	—	(569,707)	20,131,878	322,611,772
Technical Opportunities	19,517,940	—	(19,517,940)	—	45,780	—	(12,979,709)	20,562,080	—
Total Return	15,896,586	—	(15,896,586)	—	—	—	3,112,668	1,127,003	—
U.S. High Yield Bond	3,241,196	275,217	(313,240)	3,203,173	1,358,733	—	73,222	1,981,863	35,523,191
U.S. Sector Rotation	66,551,064	—	(17,849,458)	48,701,606	—	—	(2,850,010)	108,703,480	490,912,188
12	|

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Value Equity	18,879,303	—	(17,149,787)	1,729,516	—	—	$22,768,132	$2,597,537	$20,339,103
					$61,078,351	—	$290,903,190	$1,063,577,724	$10,378,188,226
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	15,427,559	—	(5,365,043)	10,062,516	—	—	$(752,372)	$(2,781,575)	$90,059,521
Asia Pacific Total Return Bond	10,908,033	692,933	(2,352,825)	9,248,141	—	—	(669,468)	6,851,941	91,649,082
Blue Chip Growth	11,137,303	321,249	(1,646,393)	9,812,159	—	—	(6,030,966)	75,587,980	398,864,262
Bond	42,187,390	16,609,315	(6,946,528)	51,850,177	$22,188,641	—	477,251	54,559,489	844,120,879
Capital Appreciation	18,152,001	597,546	(3,445,028)	15,304,519	—	—	(6,244,289)	48,993,182	237,526,134
Capital Appreciation Value	45,332,704	—	(5,922,311)	39,410,393	—	—	7,273,195	71,192,236	464,648,534
Core Bond	17,142,849	41,033,698	(6,265,210)	51,911,337	11,744,357	—	1,321,071	34,887,375	690,939,902
Disciplined Value	13,731,032	239,695	(1,892,680)	12,078,047	—	—	1,702,688	32,875,349	247,841,533
Disciplined Value International	14,433,348	14,704,300	(1,528,230)	27,609,418	—	—	(2,424,522)	11,049,547	327,447,703
Diversified Macro	—	5,576,153	(409,259)	5,166,894	—	—	64,644	1,597,359	53,270,676
Diversified Real Assets	27,876,873	977,905	(3,498,184)	25,356,594	—	—	(2,653,154)	34,076,451	250,269,585
Emerging Markets	18,043,457	—	(18,043,457)	—	—	—	91,339,424	(79,252,903)	—
Emerging Markets Debt	37,324,178	5,445,183	—	42,769,361	13,783,861	—	—	23,808,402	400,748,912
Emerging Markets Equity	19,747,457	8,374,205	(1,104,638)	27,017,024	—	—	(1,340,791)	24,042,390	283,138,408
Equity Income	19,439,789	4,654,621	(2,798,349)	21,296,061	6,293,578	—	1,696,346	51,716,189	402,282,592
Financial Industries	7,622,193	—	(1,094,789)	6,527,404	—	—	2,699,809	20,749,452	123,172,115
Floating Rate Income	34,814,445	1,455,561	(11,874,887)	24,395,119	10,167,953	—	(4,462,773)	13,199,257	202,235,536
Fundamental Global Franchise	11,816,003	—	—	11,816,003	—	—	—	26,586,006	141,555,712
Fundamental Large Cap Core	6,319,054	1,227,913	(1,223,811)	6,323,156	—	—	(2,203,645)	55,845,310	300,855,764
Global Bond	4,092,293	—	(4,092,293)	—	—	—	7,693,224	(6,751,306)	—
Global Equity	17,717,033	124,189	(2,905,310)	14,935,912	—	—	1,340,081	34,514,958	177,438,633
Global Shareholder Yield	13,098,267	329,375	(1,307,802)	12,119,840	3,661,161	—	1,354,734	13,022,281	135,621,007
Global Short Duration Credit	11,555,477	617,561	(12,173,038)	—	1,162,061	—	(7,697,936)	11,431,260	—
Global Thematic Opportunities	1,327,000	8,308,272	(1,030,796)	8,604,476	—	—	367,876	10,926,111	99,295,654
Health Sciences	16,576,439	1,049,929	(1,965,943)	15,660,425	—	—	(785,821)	6,587,768	68,436,058
High Yield (MIM US)	28,332,527	37,837,731	(6,379,721)	59,790,537	7,616,639	—	(2,954,589)	9,717,810	203,885,730
High Yield (WAMCO)	6,271,708	37,436	(6,309,144)	—	291,250	—	13,205,561	(9,927,965)	—
|	13

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Dynamic Growth	—	7,746,186	(392,952)	7,353,234	—	—	$82,134	$452,539	$74,047,070
International Growth	9,950,480	117,726	(1,526,626)	8,541,580	—	—	1,854,929	38,393,572	237,541,341
International Growth Stock	10,647,215	—	(9,689,514)	957,701	—	—	27,537,123	(9,650,982)	13,264,161
International Small Cap	6,342,572	—	(5,516,260)	826,312	—	—	11,309,114	(851,340)	14,121,676
International Small Company	10,704,763	2,969,692	(694,684)	12,979,771	—	—	(318,722)	10,913,852	134,210,829
International Strategic Equity Allocation	55,467,045	1,272,851	(5,420,761)	51,319,135	—	—	(4,831,540)	57,114,974	475,215,194
International Value	13,723,245	—	(13,723,245)	—	—	—	47,357,127	(30,491,632)	—
Mid Cap Stock	14,356,271	1,119,876	(2,994,020)	12,482,127	—	—	5,245,787	50,909,530	269,239,476
Mid Value	22,143,487	986,580	(3,002,630)	20,127,437	—	—	(4,373,643)	36,246,242	296,879,697
Multi-Asset Absolute Return	3,147,811	—	(3,147,811)	—	—	—	1,154,446	—	—
Multifactor Emerging Markets ETF	—	5,669,084	(1,210)	5,667,874	$915,607	—	(403)	(3,171,598)	138,492,234
Multifactor Mid Cap ETF	—	1,886,908	(16,257)	1,870,651	37,018	—	16,645	(223,356)	68,877,370
Multifactor Small Cap ETF	—	1,990,956	(1,679)	1,989,277	87,993	—	(655)	(738,088)	52,019,196
New Opportunities	2,037,042	—	(2,037,042)	—	—	—	9,206,589	(2,359,563)	—
Real Return Bond	35,088,585	2,420,969	(35,457,305)	2,052,249	—	—	(6,396,168)	18,614,962	23,067,281
Science & Technology	17,014,670	4,941,748	(4,035,824)	17,920,594	—	—	(5,452,993)	16,863,159	67,381,434
Seaport Long/Short	2,398,641	15,132	(150,231)	2,263,542	—	—	180,496	1,679,480	25,442,210
Short Duration Credit Opportunities	29,205,476	2,422,937	(4,263,829)	27,364,584	8,251,628	—	(2,307,861)	12,623,390	260,510,842
Short Term Government Income	3,825,523	9,165	(3,834,688)	—	85,234	—	(347,237)	471,601	—
Small Cap Core	4,262,776	4,471,816	(897,706)	7,836,886	—	—	(1,161,544)	9,434,739	90,124,194
Small Cap Growth	3,407,806	3,917,433	(659,250)	6,665,989	—	—	(560,867)	2,252,643	104,522,705
Small Cap Stock	6,735,763	3,636	(6,739,399)	—	—	—	10,006,315	585,156	—
Small Cap Value	3,876,382	2,759,632	(1,244,736)	5,391,278	—	—	(270,749)	13,846,304	111,329,886
Small Company Value	2,021,078	—	(2,021,078)	—	—	—	12,628,291	(6,501,451)	—
Spectrum Income	28,272,680	161,116	(22,080,476)	6,353,320	1,671,849	—	7,505,388	3,284,342	68,742,925
Strategic Income Opportunities	51,557,069	25,726,401	(7,552,827)	69,730,643	16,439,875	—	(2,764,019)	47,287,876	741,236,731
Technical Opportunities	9,945,541	—	(9,945,541)	—	23,012	—	(5,991,978)	9,848,582	—
14	|

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Total Return	37,395,321	—	(37,395,321)	—	—	—	$(314,665)	$10,407,256	—
U.S. High Yield Bond	6,361,438	457,953	(690,519)	6,128,872	$2,611,493	—	209,440	3,868,081	$67,969,195
U.S. Sector Rotation	62,571,476	640,649	(17,922,339)	45,289,786	—	—	(4,839,438)	103,157,435	456,521,041
Value Equity	13,424,831	—	(12,195,045)	1,229,786	—	—	16,233,909	1,676,412	14,462,282
					$107,033,210	—	$202,910,829	$971,048,471	$10,040,522,902
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	6,273,317	—	(2,488,947)	3,784,370	—	—	$(162,390)	$177,948	$33,870,113
Asia Pacific Total Return Bond	5,954,347	301,098	(423,911)	5,831,534	—	—	(87,683)	1,305,617	57,790,503
Blue Chip Growth	1,389,801	560,857	(152,670)	1,797,988	—	—	(753,773)	24,591,350	73,088,224
Bond	16,993,549	10,811,063	(5,758,080)	22,046,532	$9,859,946	—	512,362	11,981,440	358,917,548
Capital Appreciation	3,390,900	77,879	(649,341)	2,819,438	—	—	(2,463,930)	15,283,256	43,757,676
Capital Appreciation Value	13,469,950	97,500	(2,197,328)	11,370,122	—	—	1,643,969	23,851,761	134,053,738
Core Bond	19,640,764	15,079,602	(4,278,535)	30,441,831	7,023,482	—	921,143	19,258,152	405,180,771
Disciplined Value	2,046,898	483,685	(251,923)	2,278,660	—	—	(3,741)	3,682,259	46,758,098
Disciplined Value International	3,109,710	1,840,925	(359,113)	4,591,522	—	—	(595,624)	(2,919,957)	54,455,453
Diversified Real Assets	6,507,933	355,442	(1,025,947)	5,837,428	—	—	(379,634)	(118,880)	57,615,410
Emerging Markets	2,336,678	—	(2,336,678)	—	—	—	3,387,043	—	—
Emerging Markets Debt	14,515,086	1,733,629	—	16,248,715	5,362,279	—	—	(1,869,844)	152,250,460
Emerging Markets Equity	2,576,498	427,750	(147,442)	2,856,806	—	—	(192,452)	6,947,270	29,939,330
Equity Income	2,906,089	1,677,592	(461,713)	4,121,968	1,152,702	—	3,425	23,195,402	77,863,976
Floating Rate Income	14,781,644	518,050	(4,592,069)	10,707,625	4,253,479	—	(3,375,933)	(827,520)	88,766,212
Fundamental Global Franchise	3,864,464	36,955	(718,098)	3,183,321	—	—	(416,528)	5,967,933	38,136,191
Fundamental Large Cap Core	2,348,190	58,026	(1,002,844)	1,403,372	—	—	(1,697,273)	20,610,879	66,772,462
Global Bond	3,475,234	—	(3,475,234)	—	—	—	5,801,029	—	—
Global Equity	5,509,325	112,410	(1,036,898)	4,584,837	—	—	437,194	8,159,656	54,467,863
Global Shareholder Yield	3,949,817	99,041	(393,206)	3,655,652	1,100,896	—	516,056	14,132,745	40,906,743
Global Short Duration Credit	4,458,785	135,465	(4,594,250)	—	443,710	—	(1,619,116)	—	—
High Yield (MIM US)	11,146,926	14,044,120	(2,150,433)	23,040,613	2,925,903	—	(986,051)	(349,077)	78,568,489
High Yield (WAMCO)	2,457,258	14,722	(2,471,980)	—	114,538	—	2,803,893	—	—
Infrastructure	1,347,862	27,982	(205,871)	1,169,973	218,054	—	392,029	3,732,213	15,431,941
|	15

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Dynamic Growth	—	1,354,151	(79,959)	1,274,192	—	—	$14,864	$81,134	$12,831,112
International Growth	1,713,632	49,221	(293,829)	1,469,024	—	—	518,962	8,413,477	40,853,562
International Growth Stock	2,094,242	—	(1,930,492)	163,750	—	—	5,855,622	671,586	2,267,943
International Small Cap	1,070,864	—	(932,329)	138,535	—	—	1,099,706	528,897	2,367,570
International Small Company	1,814,583	660,301	(155,494)	2,319,390	—	—	(31,935)	3,346,324	23,982,489
International Strategic Equity Allocation	12,835,369	687,807	(1,787,203)	11,735,973	—	—	(1,309,541)	(1,770,639)	108,675,114
International Value	2,119,554	—	(2,119,554)	—	—	—	10,759,900	—	—
Mid Cap Stock	2,628,020	396,802	(610,059)	2,414,763	—	—	1,469,532	22,350,003	52,086,439
Mid Value	3,819,300	921,673	(762,082)	3,978,891	—	—	398,690	12,517,796	58,688,637
Multi-Asset Absolute Return	1,420,910	—	(1,420,910)	—	—	—	530,973	—	—
Multifactor Emerging Markets ETF	—	1,252,101	(7,645)	1,244,456	$209,477	—	(11,288)	(471,423)	30,407,785
Real Return Bond	14,582,460	689,492	(14,430,607)	841,345	—	—	(2,330,167)	672,143	9,456,720
Seaport Long/Short	795,487	3,610	(60,853)	738,244	—	—	68,759	923,027	8,297,867
Short Duration Bond	—	4,790,863	(162,995)	4,627,868	313,123	—	(1,116)	(45,903)	46,232,402
Short Duration Credit Opportunities	10,689,738	505,296	(1,462,919)	9,732,115	2,936,057	—	(781,313)	(2,744,382)	92,649,734
Short Term Government Income	1,270,672	4,433	(1,275,105)	—	41,230	—	(121,482)	—	—
Small Cap Growth	707,687	917,616	(160,717)	1,464,586	—	—	(94,006)	4,290,170	22,964,706
Small Cap Stock	1,380,706	1,786	(1,382,492)	—	—	—	1,389,507	—	—
Small Cap Value	1,460,901	149,252	(333,086)	1,277,067	—	—	(247,640)	4,882,634	26,371,431
Spectrum Income	10,155,607	57,542	(7,962,910)	2,250,239	597,066	—	2,672,936	3,782,346	24,347,581
Strategic Income Opportunities	18,518,974	8,614,537	(2,343,723)	24,789,788	5,821,182	—	(726,431)	11,070,078	263,515,445
Total Return	18,914,881	—	(18,914,881)	—	—	—	(3,136,288)	—	—
U.S. High Yield Bond	2,499,498	121,448	(258,605)	2,362,341	1,007,686	—	2,852	2,831,244	26,198,361
U.S. Sector Rotation	12,216,361	437,273	(3,869,313)	8,784,321	—	—	(1,625,328)	6,382,155	88,545,957
Value Equity	1,957,494	—	(1,777,041)	180,453	—	—	1,036,721	222,777	2,122,125
					$43,380,810	—	$19,086,504	$254,726,047	$2,851,454,181
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	7,391,133	—	(3,153,110)	4,238,023	—	—	$(204,501)	$(974,869)	$37,930,310
16	|

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Asia Pacific Total Return Bond	4,778,425	226,851	(184,066)	4,821,210	—	—	$(46,820)	$2,879,900	$47,778,188
Blue Chip Growth	137,392	136,824	(29,039)	245,177	—	—	20,196	906,370	9,966,456
Bond	16,521,333	13,518,439	(5,337,837)	24,701,935	$10,386,236	—	240,326	25,483,785	402,147,499
Capital Appreciation	611,751	46,348	(215,245)	442,854	—	—	(707,812)	2,089,596	6,873,087
Capital Appreciation Value	6,749,352	174,494	(1,047,033)	5,876,813	—	—	485,331	10,967,815	69,287,628
Core Bond	18,675,724	17,634,695	(2,497,052)	33,813,367	7,584,680	—	407,449	23,754,128	450,055,921
Disciplined Value	386,233	163,137	(62,623)	486,747	—	—	(18,651)	1,101,726	9,988,054
Disciplined Value International	971,878	640,113	(807,262)	804,729	—	—	(1,359,429)	1,694,827	9,544,088
Diversified Real Assets	4,452,575	437,175	(798,870)	4,090,880	—	—	(203,635)	5,225,893	40,376,986
Emerging Markets	823,200	—	(823,200)	—	—	—	1,181,534	(643,188)	—
Emerging Markets Debt	12,128,833	2,107,774	—	14,236,607	4,731,373	—	—	8,139,579	133,397,010
Emerging Markets Equity	899,312	576,781	(49,482)	1,426,611	—	—	(58,171)	1,285,951	14,950,884
Equity Income	547,452	391,940	(115,653)	823,739	237,540	—	(15,703)	1,714,650	15,560,438
Floating Rate Income	14,540,253	547,706	(4,064,282)	11,023,677	4,068,038	—	(3,572,002)	7,166,035	91,386,285
Fundamental Global Franchise	1,932,672	67,733	(370,810)	1,629,595	—	—	(100,575)	4,263,685	19,522,543
Fundamental Large Cap Core	636,201	16,512	(440,169)	212,544	—	—	(895,137)	5,373,850	10,112,845
Global Bond	4,057,551	—	(4,057,551)	—	—	—	6,838,826	(5,901,046)	—
Global Equity	2,629,614	123,638	(515,035)	2,238,217	—	—	172,866	5,112,359	26,590,015
Global Shareholder Yield	1,741,225	44,218	(92,057)	1,693,386	491,519	—	122,714	1,807,147	18,948,986
Global Short Duration Credit	3,390,169	57,228	(3,447,397)	—	333,006	—	(1,738,792)	2,818,582	—
High Yield (MIM US)	7,305,214	12,289,853	(1,201,408)	18,393,659	2,197,785	—	(78,174)	1,905,800	62,722,379
High Yield (WAMCO)	1,600,588	9,515	(1,610,103)	—	74,027	—	2,707,413	(1,870,644)	—
Infrastructure	3,541,745	145,854	(527,077)	3,160,522	571,709	—	827,645	5,346,995	41,687,288
International Dynamic Growth	—	449,087	(29,178)	419,909	—	—	5,246	27,744	4,228,484
International Growth	549,365	37,304	(103,081)	483,588	—	—	88,082	2,126,636	13,448,596
International Growth Stock	741,006	—	(688,444)	52,562	—	—	2,033,019	(816,013)	727,981
International Strategic Equity Allocation	6,510,339	965,267	(935,187)	6,540,419	—	—	(815,902)	7,137,428	60,564,275
International Value	774,461	—	(774,461)	—	—	—	3,977,728	(3,051,910)	—
Mid Cap Stock	819,709	212,730	(253,638)	778,801	—	—	576,137	2,520,447	16,798,746
Mid Value	1,275,775	215,164	(190,026)	1,300,913	—	—	(136,478)	1,989,664	19,188,470
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					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Asset Absolute Return	1,565,997	—	(1,565,997)	—	—	—	$586,197	$(13,690)	—
Multifactor Emerging Markets ETF	—	191,568	(31,248)	160,320	$32,014	—	(24,216)	(81,496)	$3,917,355
Real Return Bond	15,955,894	400,871	(15,422,801)	933,964	—	—	(4,555,860)	9,961,720	10,497,757
Seaport Long/Short	357,443	15,512	(32,289)	340,666	—	—	26,651	243,993	3,829,084
Short Duration Bond	—	4,807,252	(24,433)	4,782,819	318,444	—	(77)	(47,427)	47,780,360
Short Duration Credit Opportunities	10,776,516	384,348	(2,222,095)	8,938,769	2,669,653	—	(1,296,091)	4,879,378	85,097,083
Short Term Government Income	11,335,360	36,345	(11,371,705)	—	338,009	—	(5,335,994)	5,657,651	—
Small Cap Growth	—	505,387	(46,238)	459,149	—	—	16,937	(333,597)	7,199,463
Small Cap Stock	889,628	3,154	(892,782)	—	—	—	1,210,387	180,968	—
Small Cap Value	543,800	97,448	(118,168)	523,080	—	—	(167,480)	1,804,062	10,801,594
Spectrum Income	8,786,758	49,313	(6,861,175)	1,974,896	511,613	—	2,339,688	978,550	21,368,374
Strategic Income Opportunities	16,023,319	8,463,928	(1,610,383)	22,876,864	5,170,408	—	(360,796)	14,340,804	243,181,065
Total Return	18,097,995	—	(18,097,995)	—	—	—	(3,007,888)	7,852,484	—
U.S. High Yield Bond	1,635,665	312,949	(64,231)	1,884,383	768,138	—	8,575	1,034,133	20,897,804
U.S. Sector Rotation	3,678,464	803,116	(1,221,585)	3,259,995	—	—	(464,959)	6,331,681	32,860,747
Value Equity	357,471	—	(323,548)	33,923	—	—	179,560	285,500	398,929
					$40,484,192	—	$(1,112,636)	$172,657,636	$2,121,613,057
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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